Foreign Operations (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jun. 11, 2024
Foreign Operations [Line Items]
Total assets	$ 30,406		$ 30,406
Total liabilities	21,405		21,405				$ 3,500,369
Property and equipment total	9,906		9,906
Revenues recognized		$ 1,315		$ 1,615
Total expenses foreign subsidiary	4,193,006	1,439,900	10,885,651	4,214,993	$ 3,509,621	$ 904,193
Foreign Subsidiary [Member]
Foreign Operations [Line Items]
Total assets					24,132
Total liabilities					62,753
Property and equipment total					$ 14,500
Revenues recognized
Total expenses foreign subsidiary	$ 79,799	$ 117,763	$ 177,555	$ 258,210